FINANCIAL INSTRUMENTS AND FINANCIAL RISKS	12 Months Ended
Apr. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

NOTE 18 FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

Financial risks

Oasmia’s business, like all business activities, is subjected to a large number of risks. In general, these may be divided into such risks that directly affect the Group’s financial situation (financial risks) and such risks that only affect the financial situation indirectly (operational risks). What operational risks Oasmia is subjected to and how these are managed is described in the sections Management Discussion and Analysis and in Risk Factors.

Financial risks can be divided up into such risks that affect the Group’s financial instruments and other financial risks. The latter affect other assets and liabilities and equity.

The financial risks that Oasmia’s financial instruments are to varying extents subjected to are primarily:

·	Credit risk, meaning the risk that a debtor does not pay its liability to Oasmia.
·

Liquidity risk, meaning the risk that Oasmia does not have sufficient funds to pay a liability when it falls due for payment or that a lack of liquidity significantly limits Oasmia in its business operations.

In addition to the liquidity risk associated with individual financial instruments, and which is described together with these in this note, there is also a general liquidity risk. Oasmia does not yet find itself in a commercialization stage, which means that revenues and cash flows generated from sales are not yet sufficient to cover the Group’s capital and liquidity requirements. This means that there is a risk that Oasmia cannot manage to find existing and new owners who are willing to contribute equity and creditors who are prepared to give loans to a sufficient extent until the company’s own sales have reached a sufficient size. See also under the Management Discussion and Analysis and in Risk Factors.

·	Market risk, meaning the risk that values that are dependent on the development of the financial markets affect the value of Oasmia’s financial instruments negatively.

The market risks that affect Oasmia’s financial instruments are primarily:

– Currency risk: exchange rates for the currencies that Oasmia’s financial instruments are denominated in.

– Interest-rate risk: the interest rates that Oasmia’s financial instruments carry. However, as the interest rates of all financial instruments outstanding at April 30, 2018 are fixed until maturity, there is no interest-rate risk in these.

The following sensitivity analysis shows the effect in TSEK if each parameter were to change by 10 percent:

		Currency risk
Financial instrument	Currency	Apr 30, 2018	Apr 30, 2017
Accounts receivable – trade, accrued income and cash and cash equivalents	USD	226	-
	HKD	5	-
	RUB	82	-
Total currency risk		313	-

		Currency risk
Financial instrument	Currency	Apr 30, 2018	Apr 30, 2017
Accounts payable and other current liabilities	EUR	375	1,507
	USD	318	167
	RUB	20	-
	GBP	26	28
Total currency risk		739	1,702

These risks, how they are managed and what financial instruments are affected by them are discussed further below in the sections “Financial risk management” and “Financial instruments”.

Financial risk management

The Group financial policy determined by the Board regulates how management should identify financial risks and, when possible and necessary, take measures to limit risk.

Risk consists of two components:

·	The probability of the adverse event occurring
·	The materiality of the adverse event

A correct assessment of risk, and thus a decision on appropriate risk management measures, is based on a true assessment of both these components. Obviously, there can be situations where it is not profitable to actively take measures to prevent a negative event even if there is a risk that it may occur, if at the same time the consequences of such a negative event are small. In such a case it is probably best to accept the risk.

In other cases, where the consequences of a negative event may be more extensive, risk management can consist of taking certain measures to try to minimize both components. Depending on the nature of the risk, these measures can be directed more at one or the other of them. In certain cases, above all where market risk is concerned, the individual company can often not influence the risk parameters at all. In those cases risk management is directed entirely at reducing the consequences of negative events.

Credit and liquidity risks are mainly largely governed by events that can be managed through active preventive work.

The dominant financial risks for Oasmia are financing and consequently liquidity risks, as described above. This means that most of the financial risk management work is directed at these two risks. In practice, this means that company management is constantly working on finding and developing different financing opportunities, through both creditors and owners.

Capital management

The company is still in a development phase and does not generate any profits or positive cash flow yet, which means that the company’s capital management focuses exclusively on the external raising of capital. For the same reason, no dividend policy has been formulated yet.

The overarching objective of the company’s capital management is to provide the business with capital and liquidity until such a time as profitability and a positive cash flow have been achieved. This is done by issuing new shares and convertible loans, supplemented by external loans. This management and this objective have not changed compared to the previous year and there are no external capital requirements that have to be taken into consideration.

Financial instruments

Oasmia’s financial instruments can be divided into the following categories:

·	Loans receivable and accounts receivable
·	Financial liabilities valued at amortized cost

Oasmia has no financial instruments measured at fair value.

Financial instruments by category

April 30, 2018

TSEK	Loans receivable and accounts receivable	Financial liabilities valued at amortized cost	Total
Financial assets
Accounts receivable	1,578	-	1,578
Other current receivables	33,000	-	33,000
Accrued income	782	-	782
Cash and cash equivalents	15,580	-	15,580
Total financial assets	50,940	-	50,940

Financial liabilities
Convertible loan	-	52,841	52,841
Other borrowings	-	134,419	134,419
Accounts payable	-	9,256	9,256
Other current liabilities	-	169	169
Accrued expenses	-	16,020	16,020
Total financial liabilities	0	212,705	212,705

 April 30, 2017

TSEK	Loans receivable and accounts receivable	Financial liabilities valued at amortized cost	Total
Financial assets
Accounts receivable	35	-	35
Other current receivables	14	-	14
Cash and cash equivalents	28,001	-	28,001
Total financial assets	28,050	0	28,050

Financial liabilities
Convertible loan	-	66,307	66,307
Other borrowings	-	102,419	102,419
Accounts payable	-	20,837	20,837
Other current liabilities		197	197
Accrued expenses	-	15,823	15,823
Total financial liabilities	0	205,583	205,583

Financial assets valued at fair value

As of April 30, 2018, Oasmia has no financial instruments measured at fair value.

Financial instruments’ fair value can be calculated according to different measurement techniques, which in turn are based on different inputs. These inputs may be observable to varying degrees. The calculated fair values are divided into three different levels, primarily depending on how observable these inputs are.

Level 1: Listed prices in an active market for identical assets or liabilities constitute the fair value of financial instruments at level 1.

Level 2: Inputs for fair value calculations at level 2 are constituted by other directly or indirectly observable inputs than listed prices.

Level 3: When calculating fair value at level 3, inputs are not observable but are based, for example, on reasonable estimates.

Loans receivable and accounts receivable

·

Cash and cash equivalents to the amount of TSEK 15,580 as of April 30, 2018 compared to TSEK 28,001 as of April 30, 2017 consist of bank balances of TSEK 15,279 as of April 30, 2018 compared to TSEK 27,975 as of April 30, 2017 in Swedish commercial banks. and of a bank balance of TSEK 301 as of April 30, 2018 compared to TSEK 26 as of April 30, 2017 in foreign commercial banks. Of cash and cash equivalents, TSEK 794 as of April 30, 2018 compared to TSEK 47 as of April 30, 2017 is balances in foreign currency. These have been translated using the Swedish Riksbank’s end-of-month quotation at closing day. That part of the liquid assets which are in other currencies than SEK has an underlying currency risk, which means that there is a risk that the exchange rates for these currencies develop negatively. As the absolute values are small, it is assessed that this risk is negligible.

Accounts receivable of TSEK 1,578 as of April 30, 2018 compared to TSEK 35 as of April 30, 2017.

Accounts receivable divided up by currency:

	APR 30, 2018		APR 30, 2017
Currency	Value in currency	Recognized in SEK	Value in currency	Recognized in SEK
EUR
USD	179	1,555	-	-
SEK	23	23	35	35
Total		1,578		35

Age of accounts receivable relative to due date:

	APR 30, 2018	APR 30, 2017
Not yet due	23	35
Past due date:
1- 30 days	502	-
31-60 days	186	-
Older than 60 days	867
Total	1,578	35

Accounts receivable are recognized at the value at which they are estimated they will be received. Accounts receivable in foreign currency have been translated at the closing day exchange rate. Accounts receivable include a credit risk and a currency risk. No provisions have been made for bad debt losses as the amounts due are expected to be received shortly.

No bad debt loss was recognized as of April 30, 2018, however bad loss of TSEK 5,066 was recognized as of April 30, 2017.

·	Other current receivables and accrued income of TSEK 33,000 as of April 30, 2018 compared to TSEK 14 as of April 30, 2017.

TSEK	APR 30, 2018	APR 30, 2017
Portion of convertible loan 2017:3 not yet paid	7,000	-
Portion of convertible loan 2018:1 not yet paid	26,000	-
Other current receivables	-	14
Total	33,000	14

Accounts receivable

 Of Other current receivables, TSEK 33,000 as of April 30, 2018, compared to TSEK 14 as of April 30, 2017, was overdue at closing day. The amount of TSEK 0 as of April 30, 2018 compared to TSEK 0 as of April 30, 2017, is denominated in foreign currency.

Convertible loan 2017:3 was issued in November 2017 to the tune of TSEK 28,000. Of this sum, TSEK 7,000 had not been paid as of April 30, 2018. Convertible loan 2018:1 was issued on April 19, 2018 to the tune of TSEK 26,000 and as of April 30, 2018 had not been paid.

These financial instruments are reported at amortized cost, which in this case means the value which it is estimated will be received. This value equals the fair value of these financial instruments. They include both credit risk and currency risk, as of April 30, 2018.

Accrued income TSEK 782 as of April 30, 2018 compared to TSEK 0 as of April 30, 2017. Profit sharing stemming from sales in Russia (see Note 4, Segment information) had not yet been invoiced at April 30, 2018. It has been recognized as accrued income. This accrued income involves both a credit risk and a currency risk.

Financial liabilities valued at amortized cost

Borrowings to the tune of TSEK 134,419 as of April 30, 2018 compared to TSEK 102,419 as of April 30, 2017 comprise a loan from Nexttobe AB, who previously were Oasmia’s second largest shareholder and non-negotiable promissory notes to the tune of TSEK 32,000, as follows:

	Group
TSEK	Apr 30, 2018	Apr 30, 2017
Loan from Nexttobe	102,419	102,419
Non-negotiable promissory notes issued in June 2017	6,000	-
Non-negotiable promissory notes issued in April 2018	26,000	-
Total	134,419	102,419

Nexttobe AB: The loan plus accrued interest amount to TSEK 107,475 and the fair value to TSEK 107,279 as of April 30, 2018 compared to TSEK 100,616 as of April 30,2017. This has been calculated as the net present value of the future cash flow of the loan. A discount rate of 10 percent has been used, which is the assumed market rate for equivalent loans. This involves measurement in accordance with level 3, as described above.

This loan originally matured on September 30, 2017 and carried interest of 3.5%. The loan was then extended and at April 30, 2018 it had a maturity date of May 31, 2018. However, after closing day the maturity date has been extended until July 31, 2018. The loan carries interest of 8.5%.

During the year interest expenses for this loan amounting to TSEK 6,559 as of April 30, 2018 compared to TSEK 6,549 were recognized in the income statement as financial expenses. As the interest rate up until maturity is pursuant to a written agreement, there is a liquidity risk but no interest-rate risk.

Oasmia has obtained promises of credit from another party to cover repayment of the loan from Nexttobe including accrued interest.

Non-negotiable promissory notes issued in June 2017: When convertible loan 2016:2 of TSEK 42,000 matured in June 2017 (see below), it was replaced by non-negotiable promissory notes in the same amount. Of these promissory notes, a net amount of TSEK 36,000 was repaid during the year so that a liability of TSEK 6,000 remained on April 30, 2018. This liability carries interest of 8.5% and matures on June 30, 2018. Its fair value amounted to TSEK 6,432 at April 30, 2018. Fair value has been calculated as described regarding the loan from Nexttobe above. This therefore also involves measurement in accordance with level 3, as described above.

The interest rates up until maturity is pursuant to a written agreement, and consequently there is a liquidity risk but no interest-rate risk.

Non-negotiable promissory notes issued in April 2018: When convertible loan 2017:2 of TSEK 26,000 matured in April 2018 (see below), it was replaced by non-negotiable promissory notes in the same amount. These carry interest of 8.5% and mature on May 31, 2018. Their fair value was TSEK 26,033 at April 30, 2018. Fair value has been calculated as described regarding the loan from Nexttobe above. This therefore also involves measurement in accordance with level 3, as described above.

The interest rate up until maturity is pursuant to a written agreement, and consequently there is a liquidity risk but no interest-rate risk.

In addition to this loan, Oasmia also has a promise of credit of TSEK 40,000 as of April 30, 2018 compared to TSEK 40,000 as of April 30, 2017 from the second largest shareholder, Alceco International S.A. and a granted but unutilized overdraft facility of TSEK 5,000 as of April 30, 2018 compared to TSEK 5,000 as of April 30, 2017. None of the promise of credit from Alceco has been utilized. A chattel mortgage has been taken out with the bank as collateral for the overdraft facility. See Note 24 “Contingent liabilities and pledged assets”.

Convertible loans, TSEK 52,841 as of April 30, 2018 compared to TSEK 66,307 as of April 30, 2017, comprise 2 convertible loans, as follows:

	Group
TSEK	April 30, 2018	April 30, 2017
Convertible loans	52,841	66,307
Total	52,841	66,307

Divided up into the following convertible loans

Designation	Number	Amount per convertible, TSEK	Total loan amount, TSEK	Recognized, TSEK	Interest	Falls due	Conversion price, SEK/share	Number of new shares upon full conversion
2017:3	28	1,000	28,000	27,434	8.0%	Nov 30, 2018	3.10	9,032,258
2018:1	26	1,000	26,000	25,407	8.0%	April 22, 2019	4.90	5,306,122
Total	54		54,000	52,841				14,338,380

At April 30, 2018, the fair value of the loan amounts to TSEK 54,159 compared to TSEK 65,253 as per April 30, 2017. This has been calculated as the discounted present value of the loan’s future cash flow. In addition, a discount rate of 10 percent has been used, which is an assumed market interest rate for corresponding loans. This means a value according to level 3, as described in section “Financial assets valued at fair value”.

In addition to these open convertible loans at April 30, 2017, there have been two further convertible loans during the year:

Designation	Due date	Total loan amount, TSEK
2016:2	June 9, 2017	42,000	This loan was replaced by non-negotiable promissory notes upon maturity, see above.
2017:2	June 18, 2018	26,000	This loan was replaced by non-negotiable promissory notes upon maturity, see above.
Total		68,000

Compared to a bond loan, a convertible loan includes not only an entitlement to receive interest but also the opportunity to receive a certain number of shares instead of repayment of the loan. This additional advantage means that the rate of interest of the convertible loan is lower than the market interest rate for a corresponding bond loan. The fair value of the benefit to Oasmia due to this lower rate of interest is booked, after deductions for issue expenses, directly against equity. The pure loan part of the convertible instruments, that is to say excluding the above-mentioned equity part, is recognized, with deductions for issue expenses, at its fair value as a liability in the balance sheet when it is first booked. Interest expenses are subsequently calculated in accordance with the effective interest method and are charged to the income statement.

As the interest rate up until maturity is pursuant to a written agreement, there is a liquidity risk but no interest-rate risk.

Accounts payable to the amount of TSEK 9,256 as of April 30, 2018 compared to TSEK 20,837 as of April 30, 2017, Accrued expenses of TSEK 16,020 as of April 30, 2018 compared to TSEK 15,823 as of April 30, 2017, and Other current liabilities of TSEK 169 as of April 30, 2018 compared to TSEK 197 as of April 30, 2017, in total TSEK 25,445 as per April 30, 2018 compared to TSEK 36,857 as of April 30, 2017, comprise small liabilities to a large number of suppliers and accrued interest for the above-mentioned loan. Amortized cost equals fair value. Of this figure, TSEK 7,397 as of April 30, 2018 compared to TSEK 17,016 as of April 30, 2017 is liabilities in a currency other than SEK. These involve a currency risk. In addition to this currency risk, there is also a liquidity risk attached to these liabilities.

Remaining time until maturity of financial liabilities

The Group as per April 30, 2018

TSEK	< 3 months	3 -6 months	6- 12 months	More than 1 year
Convertible loans including interest	-	-	58,337	-
Other borrowings including interest	108,191	-	-	-
Accounts payable	9,256	-	-	-
Other current liabilities	42	42	85	-
Accrued expenses	9,508	-	-	-
Total	126,997	42	58,422	0

The Group as per April 30, 2017

TSEK	< 3 months	3 -6 months	6- 12 months	More than 1 year
Convertible loans including interest	45,580	-	28,210	-
Other borrowings including interest	-	105,107	-	-
Accounts payable	20,837	-	-	-
Other current liabilities	49	49	99	-
Accrued expenses	11,392	-	-	-
Total	77,858	105,157	28,309	0